Long-term debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term debt.
Long-term debt

5. Long-term debt

        Long-term debt consists of the following:

	March 31, 2012	December 31, 2011	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$460,000	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	210,526	206,490	5.95%
Senior unsecured notes, due July 2014	190,000	190,000	5.90%
Senior unsecured notes, due August 2017	150,000	150,000	5.87%
Senior unsecured notes, due August 2019	75,000	75,000	5.97%
Non-Recourse Debt:
Epsilon Power Partners term facility, due 2019	34,608	34,982	7.40%
Path 15 senior secured bonds	145,880	145,879	7.90% – 9.00%
Auburndale term loan, due 2013	10,150	11,900	5.10%
Cadillac term loan, due 2025	39,631	40,231	6.02% – 8.00%
Piedmont construction loan, due 2013	108,863	100,796	Libor plus 3.50%
Canadian Hills construction loan, due 2013	176,149	—	Libor plus 3.00%
Purchase accounting fair value adjustments	10,398	10,580
Less current maturities	(246,520)	(20,958)

Total long-term debt	$1,364,685	$1,404,900

  Notes of Atlantic Power (US) GP

        Atlantic Power (US) GP, an indirect, wholly owned subsidiary acquired in connection with the acquisition of the Partnership, has outstanding $150.0 million aggregate principal amount of 5.87% senior guaranteed notes, Series A, due August 2017 (the "Series A Notes"). Interest on the Series A Notes is payable semi-annually at 5.87%. Atlantic Power (US) GP also has outstanding $75.0 million aggregate principal amount of 5.97% senior guaranteed notes, Series B, due August 2019 (the "Series B Notes"). Interest on the Series B Notes is payable semi-annually at 5.97%. The Series A Notes and Series B Notes are guaranteed by the Partnership and by Curtis Palmer LLC, a wholly-owned subsidiary of the Partnership.

  Non-Recourse Debt

        Project-level debt of our consolidated projects is secured by the respective project and its contracts with no other recourse to us. Project-level debt generally amortizes during the term of the respective revenue generating contracts of the projects. The loans have certain financial covenants that must be met. At March 31, 2012, all of our projects were in compliance with the covenants contained in project-level debt. However, our Epsilon Power Partners, Selkirk, Delta-Person and Gregory projects had not achieved the levels of debt service coverage ratios required by the project-level debt arrangements as a condition to make distributions and were therefore restricted from making distributions to us.

  Senior Credit Facility

        As of March 31, 2012, $72.8 million was drawn on the senior credit facility and $139.1 million was issued in letters of credit, but not drawn, to support contractual credit requirements at several of our projects and the applicable margin was 2.75%.

9. Long-term debt

        Long-term debt consists of the following:

	December 31, 2011	December 31, 2010	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$—	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	206,490	—	5.95%
Senior unsecured notes, due July 2014	190,000	—	5.90%
Senior unsecured notes, due August 2017	150,000	—	5.87%
Senior unsecured notes, due August 2019	75,000	—	5.97%
Non-Recourse Debt:
Epsilon Power Partners term faciliy, due 2019	34,982	36,482	7.40%
Path 15 senior secured bonds	145,879	153,868	7.90% – 9.00%
Auburndale term loan, due 2013	11,900	21,700	5.10%
Cadillac term loan, due 2025	40,231	42,531	6.02% – 8.00%
Piedmont construction loan, due 2013	100,796	—	Libor plus 3.50%
Purchase accounting fair value adjustments	10,580	11,305
Less current maturities	(20,958)	(21,587)

Total long-term debt	$1,404,900	$244,299

  Notes of Atlantic Power Corporation

        On November 4, 2011, we completed a private placement of $460.0 million aggregate principal amount of 9.0% senior notes due 2018 (the "Atlantic Notes" or "Senior Notes") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and to non-U.S. persons outside of the United States in compliance with Regulation S under the Securities Act. The Senior Notes were issued at an issue price of 97.471% of the face amount of the Atlantic Notes for aggregate gross proceeds to us of $448.0 million. The Atlantic Notes are senior unsecured obligations, guaranteed by certain of our subsidiaries.

  Notes of the Partnership

        The Partnership, a wholly-owned subsidiary acquired on November 5, 2011, has outstanding Cdn$210.0 million ($206.5 million at December 31, 2011) aggregate principal amount of 5.95% senior unsecured notes, due June 2036 (the "Partnership Notes"). Interest on the Partnership Notes is payable semi-annually at 5.95%. Pursuant to the terms of the Partnership Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership. The Partnership Notes are guaranteed by Atlantic Power Preferred Equity Ltd., an indirect, wholly-owned subsidiary acquired in connection with the acquisition of the Partnership.

  Notes of Curtis Palmer LLC

        Curtis Palmer LLC has outstanding $190.0 million aggregate principal amount of 5.90% senior unsecured notes, due July 2014 (the "Curtis Palmer Notes"). Interest on the Curtis Palmer Notes is payable semi-annually at 5.90%. Pursuant to the terms of the Curtis Palmer Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership. The Curtis Palmer Notes are guaranteed by the Partnership.

  Notes of Atlantic Power (US) GP

        Atlantic Power (US) GP, an indirect, wholly-owned subsidiary acquired in connection with the acquisition of the Partnership, has outstanding $150.0 million aggregate principal amount of 5.87% senior guaranteed notes, Series A, due August 2017 (the "Series A Notes"). Interest on the Series A Notes is payable semi-annually at 5.87%. Atlantic Power (US) GP has also outstanding $75.0 million aggregate principal amount of 5.97% senior guaranteed notes, Series B, due August 2019 (the "Series B Notes"). Interest on the Series B Notes is payable semi-annually at 5.97%. Pursuant to the terms of the Series A Notes and the Series B Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership and Atlantic Power (US) GP. The Series A Notes and the Series B Notes are guaranteed by the Partnership and by Curtis Palmer LLC.

  Non-Recourse Debt

        Project-level debt of our consolidated projects is secured by the respective project and its contracts with no other recourse to us. Project-level debt generally amortizes during the term of the respective revenue generating contracts of the projects. The loans have certain financial covenants that must be met. At December 31, 2011, all but one of our projects were in compliance with the covenants contained in project-level debt. The project that was not in compliance with its debt covenants received a waiver from the creditor subsequent to December 31, 2011. However, our Epsilon Power Partners, Selkirk, Delta-Person and Gregory projects had not achieved the levels of debt service coverage ratios required by the project-level debt arrangements as a condition to make distributions and were therefore restricted from making distributions to us.

        The required coverage ratio at Epsilon Power Partners is calculated based on the most recent four quarters cash flow results from Chambers. Reduced cash flows resulted in the project not meeting cash flow coverage ratio tests in its non-recourse debt, so we received no distributions from Chambers in 2009 and in the first nine months of 2010. The Chambers project began to meet the cash flow coverage ratio for its non-recourse debt again as of September 30, 2010, and the project began distributions to our project holding company, Epsilon Power Partners, in October 2010. However, the required cash flow coverage ratio on the debt at Epsilon Power Partners has not been achieved and, as a result, Epsilon has not made any distributions to us during 2009, 2010 and 2011. Based on our current projections, Epsilon will continue receiving distributions from the project in 2012 based on meeting the required debt service coverage ratios, and we expect Epsilon to resume making distributions to us in late 2013.

        The required coverage ratio at Selkirk is calculated based on both historical project cash flows for the previous six months, as well as projected project cash flows for the next six months. Increased natural gas transportation costs attributable to a contractual price increase at Selkirk are the primary contributors to the project not currently meeting its minimum coverage ratio. The Selkirk debt will be paid in full during 2012, after which we expect to resume receiving distributions from the project.

        The required coverage ratio at Delta-Person is based on the most recent four-quarter period. The higher operations and maintenance costs caused Delta-Person to fail its debt service coverage ratio and restrict cash distributions for 2010 and 2011.

        The required coverage ratio at Gregory is calculated based on both historical project cash flows for the previous six months, as well as projected cash flows for the next six months. Increased fuel costs in 2011 attributable to fuel hedges that expired at the end of 2010 are the primary contributors to the project not currently meeting its debt service coverage ratio requirements.

  Senior Credit Facility

        On November 4, 2011, we entered into an Amended and Restated Credit Agreement, pursuant to which we increased the capacity under our existing credit facility from $100.0 million to $300.0 million on a senior secured basis, $200.0 million of which may be utilized for letters of credit. Borrowings under the facility are available in U.S. dollars and Canadian dollars and bear interest at a variable rate equal to the U.S. Prime Rate, the London Interbank Offered Rate or the Canadian Prime Rate, as applicable, plus an applicable margin of between 0.75% and 3.00% that varies based on our corporate credit rating. The credit facility matures on November 4, 2015.

        The credit facility contains representations, warranties, terms and conditions customary for credit facilities of this type. We must meet certain financial covenants under the terms of the credit facility, which are generally based on ratios of debt to EBITDA and EBITDA to interest. The credit facility is secured by pledges of certain assets and interests in certain subsidiaries. We expect to remain in compliance with the covenants of the credit facility for at least the next 12 months.

        As of December 31, 2011, the applicable margin was 2.75%. As of December 31, 2011, $58.0 million was drawn on the senior credit facility and $107.3 million was issued in letters of credit, but not drawn, to support contractual credit requirements at several of our projects.

        Principal payments on the maturities of our debt due in the next five years and thereafter are as follows:

2012	$20,958
2013	75,059
2014	209,854
2015	21,771
2016	21,677
Thereafter	1,065,959

$1,415,278